Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Notes Payable

5. Notes Payable

In January 2023, the Company entered into a short-term note payable with a principal balance of $100,000, an original issue discount of 20% and a 9% interest rate. The note was repaid in its entirety in February 2023.

In February 2023, the Company entered into an agreement to finance a portion of the premium for its Directors and Officers Insurance. The agreement provided for financing of $697,534 of the premium, repayments in 10 equal monthly installments of $71,485 each through December 2023 and accrued interest at 6.5%. The financing was repaid during 2023.

In February 2024, the Company again entered into an agreement to finance a portion of the premium for its Directors and Officers Insurance. The agreement provides for financing of $561,885 of the premium, repayments in 10 equal monthly installments of $58,005 each through December 2024 and accrued interest at 6.99%.

7. Notes Payable

In January 2023 the Company entered into a short-term note payable with a principal balance of $100,000, an original discount of 20% and a 9% interest rate. The note was paid in its entirety in February 2023.

In February 2023, the Company entered into an agreement to finance a portion of the premium for its Directors and Officers Insurance. The agreement provides for financing of $697,534 of the premium, repayments in 10 equal monthly installments of $71,485 each through December 2023 and accrued interest at 6.5%. The financing was repaid during 2023.